RESTRICTED CASH TRANSFARABLE TO CUTOMERS FOR PROCESSING ACTIVITY (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Restricted Cash [Abstract]
Restricted cash transferable to customers for processing activity	$ 60,299	$ 49,858